Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 3.9			$ 3.9
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period				2 years 1 month 6 days
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement			Black-Scholes option valuation model	Black-Scholes option valuation model
Shares reserved for issuance	53,621,143		53,621,143	53,621,143
Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement			Monte Carlo simulation valuation approach
Vivint Wireless [Member] | Stock Appreciation Rights Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period	5 years		5 years
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding	81,000		17,500	81,000
Expected volatility			65.00%	65.00%
Unrecognized compensation expense	$ 0.2			$ 0.2
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period				2 years 5 months 12 days
Weighted average grant date fair value of the outstanding units	$ 6.02			$ 6.02	$ 2.30
Expected dividends			0.00%	0.00%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			5 years 11 months 19 days	5 years 11 months 19 days
Risk-free rate			1.73%	1.73%
Vivint Wireless [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			6 years 5 months 16 days	6 years 5 months 16 days
Risk-free rate			1.81%	1.81%
Vivint [Member] | Stock Appreciation Rights Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period				5 years
Vivint [Member] | Stock Appreciation Rights Time Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage			33.33%	33.33%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards, outstanding	18,664,137		17,558,111	18,664,137
Share-based compensation awards, description			SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.	SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Unrecognized compensation expense	$ 1.1			$ 1.1
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period				3 years 2 months 12 days
Weighted average grant date fair value of the outstanding units	$ 0.25			$ 0.25	0.44
Expected dividends			0.00%	0.00%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			65.00%	65.00%
Expected exercise term			1 year 10 months 28 days	1 year 10 months 28 days
Risk-free rate			0.52%	0.52%
Vivint [Member] | Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			70.00%	70.00%
Expected exercise term			6 years 6 months	6 years 6 months
Risk-free rate			2.07%	2.07%
Vivint [Member] | Stock Appreciation Rights Performance Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage			66.67%	66.67%
313 Acquisition LLC [Member] | Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of the outstanding units	$ 0.38			$ 0.38	$ 0.33
313 Acquisition LLC [Member] | Incentive Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			65.00%	65.00%
Expected exercise term			5 years	5 years
Risk-free rate			1.88%	1.88%
313 Acquisition LLC [Member] | Incentive Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term			6 years	6 years
Risk-free rate			2.03%	2.03%
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description			The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates	The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period			5 years	5 years
Stock compensation award, method of measurement				Monte Carlo simulation valuation approach
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage			33.33%	3333.00%
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Senior Management and Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards			73,962,836	73,962,836
313 Acquisition LLC [Member] | Incentive Units Time Based Awards [Member] | Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards		4,315,106
Incentive units issued as share-based compensation awards, outstanding	42,169,456		42,169,456	42,169,456
313 Acquisition LLC [Member] | Incentive Units Performance Based Awards [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage			66.67%	6667.00%